Expense Example - Class K Shares - BLACKROCK LIFEPATH INDEX 2030 FUND - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	36
Expense Example, with Redemption, 5 Years	72
Expense Example, with Redemption, 10 Years	$ 180